March 13, 2026

BNY MELLON FAMILY OF FUNDS
Money Market Funds

Supplement to Current Summary Prospectuses, Prospectuses and SAIs

Effective on or about May 29, 2026 (the "Effective Date"), certain funds currently in the BNY Mellon Family of Funds, which are advised by BNY Mellon Investment Adviser, Inc. and sub-advised by Dreyfus, a division of Mellon Investments Corporation, which are separate series of registered investment companies ("RICs"), will change their names as follows:

Current Fund Name and RIC Name	New Fund Name and RIC Name
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, a series of CitizensSelect Funds	BNY Dreyfus Institutional Preferred Treasury Securities Money Market Fund, a series of CitizensSelect Funds
Dreyfus Government Cash Management, a series of Dreyfus Government Cash Management Funds	BNY Dreyfus Government Cash Management, a series of Dreyfus Government Cash Management Funds

Dreyfus Government Securities Cash Management, a series of Dreyfus Government Cash Management Funds

Dreyfus Treasury and Agency Liquidity Money Market Fund, a series of Dreyfus Institutional Liquidity Funds

Dreyfus Institutional Preferred Government Plus Money Market Fund, a series of Dreyfus Institutional Preferred Money Market Funds

Dreyfus Institutional Preferred Government Money Market Fund, a series of Dreyfus Institutional Reserves Funds

BNY Dreyfus Government Securities Cash Management, a series of Dreyfus Government Cash Management Funds

BNY Dreyfus Treasury and Agency Liquidity Money Market Fund, a series of Dreyfus Institutional Liquidity Funds

BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, a series of Dreyfus Institutional Preferred Money Market Funds

BNY Dreyfus Institutional Preferred Government Money Market Fund, a series of Dreyfus Institutional Reserves Funds

Current Fund Name and RIC Name	New Fund Name and RIC Name
Dreyfus Institutional Preferred Treasury Obligations Fund, a series of Dreyfus Institutional Reserves Funds	BNY Dreyfus Institutional Preferred Treasury Obligations Fund, a series of Dreyfus Institutional Reserves Funds

Dreyfus Money Market Fund, a series of General Money Market Fund, Inc.	BNY Dreyfus Money Market Fund, a series of General Money Market Fund, Inc.

Additionally, on the Effective Date, certain funds currently in the BNY Mellon Family of Funds, which are advised by BNY Mellon Investment Adviser, Inc. and sub-advised by Dreyfus, a division of Mellon Investments Corporation, which are RICs without series, will change their names as follows:

Current Fund/RIC Name	New Fund/RIC Name
Dreyfus Treasury Obligations Cash Management	BNY Dreyfus Treasury Obligations Cash Management
Dreyfus Treasury Securities Cash Management	BNY Dreyfus Treasury Securities Cash Management

The changes to the names of the funds and RICs (as applicable) will have no effect on fund shareholders or their fund accounts, other than to reflect the new names.

MMF-STK0326